Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 386,470	$ 373,473	$ 364,012
(Loss)/profit before taxes	500,447	(5,536)	461,968
Income Taxes	(4,698)	(16,675)	(11,499)
(Loss)/profit from continuing operations	495,749	(22,211)	450,469
Depreciation and amortization	34,171	32,092	30,416
Financing income	(14,291)	(17,679)	(28,592)
Financing expenses	51,174	29,946	30,382
Other items:
Net gains related to Qoros	(309,918)		(526,824)
Write back of impairment of investment	(43,505)
Net losses related to Qoros		7,813
Share in losses/(profit) of associated companies	(160,894)	41,430	105,257
Provision of financial guarantee
Other items	(443,263)	93,602	(389,361)
Adjusted EBITDA	57,184	88,066	72,607
Segment assets	2,185,185	1,319,064	1,224,338
Investments in associated companies	297,148	189,310	230,780
Total assets	2,482,333	1,508,374	1,455,118
Segment liabilities	1,206,325	796,586	739,400
OPC [Member]
Disclosure of operating segments [line items]
Revenue	385,625	373,142	363,262
(Loss)/profit before taxes	(8,620)	48,513	36,499
Income Taxes	(3,963)	(14,147)	(10,233)
(Loss)/profit from continuing operations	(12,583)	34,366	26,266
Depreciation and amortization	33,981	31,141	29,809
Financing income	(354)	(1,930)	(2,031)
Financing expenses	50,349	28,065	27,219
Other items:
Net gains related to Qoros
Write back of impairment of investment
Net losses related to Qoros
Share in losses/(profit) of associated companies
Other items	83,976	57,276	54,997
Adjusted EBITDA	75,356	105,789	91,496
Segment assets	1,723,967	1,000,329	893,162
Investments in associated companies
Segment liabilities	1,200,363	761,866	700,452
Quantum [Member]
Disclosure of operating segments [line items]
Revenue
(Loss)/profit before taxes	303,669	(44,626)	456,854
Income Taxes
(Loss)/profit from continuing operations	303,669	(44,626)	456,854
Depreciation and amortization
Financing income		(242)	(10,371)
Financing expenses	1		2,003
Other items:
Net gains related to Qoros	(309,918)		(526,824)
Write back of impairment of investment
Net losses related to Qoros		7,813
Share in losses/(profit) of associated companies	6,248	37,055	78,338
Other items	(303,669)	44,626	(456,854)
Adjusted EBITDA
Segment assets	235,220	71,580	91,626
Investments in associated companies		105,040	139,184
Segment liabilities
ZIM [Member]
Disclosure of operating segments [line items]
Revenue
(Loss)/profit before taxes	210,647	(4,375)	(26,919)
Income Taxes
(Loss)/profit from continuing operations	210,647	(4,375)	(26,919)
Depreciation and amortization
Financing income
Financing expenses
Other items:
Net gains related to Qoros
Write back of impairment of investment	(43,505)
Net losses related to Qoros
Share in losses/(profit) of associated companies	(167,142)	4,375	26,919
Other items	(210,647)	4,375	26,919
Adjusted EBITDA
Segment assets
Investments in associated companies	297,148	84,270	91,596
Segment liabilities
Other [Member]
Disclosure of operating segments [line items]
Revenue	845	331	750
(Loss)/profit before taxes	(5,249)	(5,048)	(4,466)
Income Taxes	(735)	(2,528)	(1,266)
(Loss)/profit from continuing operations	(5,984)	(7,576)	(5,732)
Depreciation and amortization	190	951	607
Financing income	(13,937)	(15,507)	(48,430)
Financing expenses	824	1,881	33,400
Other items:
Net gains related to Qoros
Write back of impairment of investment
Net losses related to Qoros
Share in losses/(profit) of associated companies
Other items	(12,923)	(12,675)	(14,423)
Adjusted EBITDA	(18,172)	(17,723)	(18,889)
Segment assets	225,998	247,155	239,550
Investments in associated companies
Segment liabilities	$ 5,962	$ 34,720	38,948
Adjustments [Member]
Disclosure of operating segments [line items]
Revenue
Income Taxes
(Loss)/profit from continuing operations
Financing income			32,240
Financing expenses			(32,240)
Other items:
Net gains related to Qoros
Share in losses/(profit) of associated companies
Other items
Adjusted EBITDA
Segment assets
Investments in associated companies
Segment liabilities